SEGMENT REPORTING	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
21.	SEGMENT REPORTING

The Group engages primarily in the online lottery purchase services in the PRC. The Group does not distinguish revenues, costs and expenses between segments in its internal reporting, and reports costs and expenses by nature as a whole. In accordance with ASC topic 280 Segment Reporting, the Group's chief operating decision maker has been identified as the Board of Directors and the chief executive officer, who makes resource allocation decisions and assesses performance based on the Group's consolidated results. As a result, the Group has only one reportable segment. The Group operates and manages its business as a single segment mainly through the provision of a single class of services for accelerating and improving the processing the lottery orders over the internet. The Group does not distinguish between markets or segments for the purpose of internal reports.

Geographic disclosures

As the Group generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Group's long-lived assets are located in the PRC.